Deposits	12 Months Ended
Dec. 31, 2011
Deposit [Abstract]
Deposits
Note 8:	Deposits

Year-end deposits were as follows:

	December 31,
	2011	2010

Non-interest bearing demand deposits	$28,062	$19,681
Interest bearing deposits:
Savings	44,003	41,770
Checking	59,430	58,753
Money market	30,927	20,336
Certificates of deposit	70,162	78,964
Total interest bearing deposits	204,522	199,823

Total deposits	$232,584	$219,504

Presented below is a summary of interest expense by each significant category of deposits:

	December 31,
	2011	2010

NOW	$378	$595
Money market	261	245
Savings	349	463
Time deposits	1,149	1,889
Total interest expense	$2,137	$3,192

At December 31, 2011, the scheduled maturities of time deposit were as follows:

2012	$47,886
2013	18,813
2014	1,795
2015	850
2016	815
2017 and thereafter	3
$70,162

Scheduled maturities of time deposits in amounts of $100,000 or more, at December 31, 2011, were as follows:

Due within three months or less	$6,119
Due after three months and within six months	7,970
Due after six months and within twelve months	7,936
Due after twelve months	6,917
$28,942